Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2023	Oct. 31, 2023
Sponsorship Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly installments amount		$ 1,000,000
Advertising Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly installments amount	$ 166,667